Consolidated balance sheets (Parenthetical) - € / shares	Mar. 31, 2026	Dec. 31, 2025
Consolidated balance sheets
Nominal value per share	€ 1	€ 1
Shares authorized	382,754,793	382,754,793
Shares issued	293,413,449	293,413,449
Shares outstanding	270,088,485	279,288,885